Financial risk management (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 3.8	$ 2.1
Credit risk [Member] | Mexican Value Added Taxes [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	2.8	1.6
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 0.4	$ 0.2